Anchor Risk Managed Income Strategies Fund

(formerly, “Anchor Risk Managed Credit Strategies Fund”)

Advisor Class Shares – ATCAX

Institutional Class Shares – ATCSX

Anchor Risk Managed Equity Strategies Fund

Advisor Class Shares – ATEAX

Institutional Class Shares – ATESX

Anchor Risk Managed Global Strategies Fund

Advisor Class Shares – ATAGX

Institutional Class Shares – ATGSX

Each a series of Northern Lights Fund Trust IV

(the “Funds”)

Supplement dated April 2, 2024 to

the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated December 29, 2023, as previously supplemented

Effective April 15, 2024, the Anchor Risk Managed Income Strategies Fund will charge a redemption fee of 2.00% of the amount redeemed on shares held less than 60 days.

The fee table in the Advisor Share Class Prospectus will be amended and restated as shown below.

Shareholder Fees (fees paid directly from your investment)	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.72%
Interest and dividend expense on securities sold short	0.96%
Acquired Fund Fees and Expenses(1)	0.16%
Total Annual Fund Operating Expenses	3.44%
Fee Waiver and/or Expense Reimbursement(2)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.12%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
(2)	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any frontend or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)), will not exceed 2.00% of the Fund’s average daily net assets attributable to Advisor Class shares; subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Board of Trustees only on 60 days’ written notice to the Fund’s adviser.

The fee table in the Institutional Share Class Prospectus will be amended and restated as shown below.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.75%
Interest Expense and Dividend Expenses on Short sales	0.89%
Acquired Fund Fees and Expenses(1)	0.16%
Total Annual Fund Operating Expenses	3.65%
Fee Waiver and/or Expense Reimbursement(2)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.30%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
(2)	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)), will not exceed 2.25% of the Fund’s average daily net assets attributable to Institutional Class shares; subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Board of Trustees only on 60 days’ written notice to the Fund’s adviser.

The following disclosure is added after the last paragraph to the HOW TO REDEEM SHARES sections on page 26 of the Advisor Share Class Prospectus and the Institutional Share Class Prospectus.

The Income Fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 60 days after purchase or shares held less than 60 days are redeemed for failure to maintain the Income Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 60 days or more are not subject to the 2.00% fee.

Redemption fees are paid to the Income Fund directly and are designed to offset costs associated with fluctuations in the Income Fund’s asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Income Fund has elected not to impose the redemption fee for:

•	Redemptions and exchanges of Income Fund shares acquired through the reinvestment of dividends and distributions;

•	Certain types of redemptions and exchanges of Income Fund shares owned through participant-directed retirement plans;

•	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

•	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; and

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Income Fund, or to pay shareholder fees; or other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Trust’s or the Adviser’s chief compliance officer.

The Income Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

The following disclosure is added after the first paragraph to the FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES sections on page 28 of the Advisor Share Class Prospectus and on page 27 of the Institutional Share Class Prospectus.

•	assessing a redemption fee for short-term trading of Income Fund shares made within 60 days of purchase.

The following disclosure is added after the third paragraph to the “Redemption of Shares” sections on page 43 of the Advisor Share Class SAI and on page 44 of the Institutional Share Class SAI.

Redemption Fees

A redemption fee of 2% of the amount redeemed is assessed on Income Fund shares that have been redeemed within 60 days of purchase.

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Effective immediately, Eric Leake will no longer serve as the Funds’ portfolio manager. Therefore, all references to Eric Leake are removed from the Funds’ Prospectus and SAI.

The following disclosures replace the paragraph under the heading “Portfolio Managers” on pages 4, 9 and 14, respectively, of the Advisor Share Class Prospectus and the Institutional Share Class Prospectus.

Portfolio Manager: Garrett Waters, Chief Executive Officer and President of the Adviser, is primarily responsible for the day-to-day management of the Fund and has served the Fund as its portfolio manager since it commenced operations in September 2015.

Portfolio Manager: Garrett Waters, Chief Executive Officer and President of the Adviser, is primarily responsible for the day-to-day management of the Fund and has served the Fund as its portfolio manager since it commenced operations in September 2016.

Portfolio Manager: Garrett Waters, Chief Executive Officer and President of the Adviser, is primarily responsible for the day-to-day management of the Fund and has served the Fund as its portfolio manager since it commenced operations in September 2019.

The following disclosure replaces the section under the heading “Portfolio Managers” on page 21 of the Advisor Share Class Prospectus and the Institutional Share Class Prospectus.

PORTFOLIO MANAGER: Garrett Waters, Chief Executive Officer and President of the Adviser, has served as each Fund’s portfolio manager since each Fund commenced operations in 2015 (Income Fund), 2016 (Equity Fund) and 2019 (Global Fund). Mr. Waters has been a Partner and Chief Executive Officer with the Adviser since 2009 and the President since 2024. Prior to joining the Adviser, Mr. Waters started his investment career in the institutional investment management division at J.P. Morgan Investment Management. He then went on to hold positions with Barclays Global Investors, Hollencrest Capital Management, and Pacific Financial Advisors. Mr. Waters is a graduate of Villanova University with a degree in business.

Mr. Waters is supported by other members of the Adviser’s investment team who provide research, analysis and trading support.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of Fund shares.

You should read this Supplement in conjunction with the Funds’ existing Prospectus and Statement of Additional Information dated December 29, 2023, as previously supplemented, which provide information that you should know about the Funds before investing. The Funds’ Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and may be obtained without charge by visiting www.anchor-capital.com/funds or by calling the Funds at 1-844-594-1226.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE